Variable interest entities and securitization - Non-consolidated VIEs (Details) - Variable Interest Entity, Not Primary Beneficiary - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Securities available-for-sale
Variable Interest Entity [Line Items]
Assets	$ 214	$ 203
Liabilities	0	0
Maximum loss exposure	214	203
Other
Variable Interest Entity [Line Items]
Assets	2,450	2,592
Liabilities	479	486
Maximum loss exposure	$ 2,929	$ 3,078